BACKGROUND AND ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND ORGANIZATION

NOTE 1. BACKGROUND AND ORGANIZATION

Nuburu, Inc. (“Nuburu” or the “Company”) was originally incorporated in Delaware on July 21, 2020 under the name Tailwind Acquisition Corp. (“Tailwind”) as a special purpose acquisition company, formed for the purpose of effecting an initial business combination with one or more target businesses. On September 9, 2020 (the “IPO Closing Date”), the Company consummated its initial public offering (the “IPO”). On January 31, 2023 (the "Closing Date"), the Company consummated a business combination with Nuburu Subsidiary, Inc. f/k/a Nuburu, Inc. (“Legacy Nuburu”), a privately held operating company which merged into the Company's subsidiary Compass Merger Sub, Inc. (the “Business Combination”) and changed its name to “Nuburu, Inc.,” and the Company became the owner, directly or indirectly, of all of the equity interests of Nuburu Subsidiary, Inc. and its subsidiaries.

In January 2025, the Company adopted a new business plan, as further described below. The Company is now a dual-use defense and security platform company focused on non-kinetic effects, directed-energy technologies, electronic warfare and software-orchestrated defense systems.

In October 2025, the Company made an investment, accounted for under the equity method, in Orbit S.r.l. (“Orbit”), as further described in Note 4, and in January 2026, the Company increased its ownership in Orbit to approximately 22% and obtained control, resulting in consolidation of Orbit’s operations beginning on that date. Additionally, in January 2026, the Company (i) completed its acquisition of 100% of Lyocon S.r.l. (“Lyocon”), which resulted in consolidation of Lyocon's operations beginning on that date and (ii) entered into strategic agreements with Tekne S.p.A (“Tekne”) through Nuburu Defense, LLC (“Nuburu Defense”), a wholly-owned subsidiary of Nuburu, including an initial equity investment of 2.9% and a convertible receivable supporting a broader defense collaboration. For additional information, see Note 4.

Throughout the notes to the condensed consolidated financial statements, unless otherwise noted, the “Company,” “we,” “us” or “our” and similar terms refer to Legacy Nuburu prior to the consummation of the Business Combination, and Nuburu and its subsidiaries after the consummation of the Business Combination.

Going Concern and Liquidity

The Company has not yet achieved full commercialization and is expected to incur losses until it does.

From inception through March 31, 2026, the Company has incurred operating losses and negative cash flows from operating activities. For the three months ended March 31, 2026 and 2025, the Company has incurred net losses of $459,898 and $16,611,425, respectively, and the Company has an accumulated deficit of $200,939,729 as of March 31, 2026. The Company expects to continue executing its comprehensive growth and diversification strategy, expanding into complementary domains such as defense-tech, security, and operational resilience solutions. The Company anticipates that it will incur net losses for the foreseeable future and, even if it increases its revenue, there is no guarantee that it will ever become profitable.

Until the Company can generate sufficient revenue, it plans to finance its business with the proceeds from the issuance and sale of debt or equity securities and borrowings under credit facilities, including sales pursuant to its standby equity purchase agreement (“SEPA”) with the SEPA Investor, each defined and further described in Note 13. There is no assurance that management's plans to obtain additional debt or equity financing or credit facilities will be successfully implemented or implemented on terms favorable to the Company.

The Company has identified conditions that raise substantial doubt about its ability to continue as a going concern within 12 months from the issuance of these condensed consolidated financial statements, including historical operating losses, negative cash flows from operations, significant debt service obligations, and reliance on external financing.

Management's plans to address these conditions involve a combination of available liquidity resources and financing strategies, including existing cash, potential monetization of financial assets, and access to financing arrangements. Execution of these plans depends on various assumptions and external factors, including market conditions and the Company’s ability to access capital on acceptable terms.

In January 2025, the Company adopted a new business plan focused on building a stable foundation for the future business, including addressing outstanding payables, entering into joint development agreements, and investing and acquiring controlling interests in strategic targets (the “Transformation Plan”). Management has implemented and continues to execute its Transformation Plan and has taken actions during 2025 and early 2026 to strengthen the Company’s financial position and liquidity profile. These actions include balance sheet improvements, enhanced access to the capital markets, and the establishment of a platform-based operating model through strategic investments and acquisitions.

The Company is also subject to execution risks related to the timing and realization of its strategic initiatives, as well as capital markets risks, including share price performance, trading volumes, and broader macroeconomic and geopolitical conditions, which may affect access to financing.

Notwithstanding these uncertainties, management believes that the actions taken to date represent a material improvement compared to prior periods and provide a credible path toward improved liquidity position and operating performance over time.

Management further believes that the successful execution of its Transformation Plan—particularly the acquisition of a controlling interest in Tekne, the full integration of Orbit, the acquisition of Lyocon and the expansion of the Company's laser business and the development and commercialization of capabilities with Maddox under the Maddox Agreement (as defined in Note 4)—would establish a scaled, integrated operating platform capable of generating sustainable revenues and improved liquidity, aligned with market demand.

Management believes that the actions described above could significantly reduce the conditions that raise substantial doubt of the Company’s ability to continue as a going concern. However, substantial doubt about the Company's ability to continue as a going concern remains.

NYSE Regulation Notice of Noncompliance

On April 29, 2025, the Company received a Notice of Noncompliance from NYSE Regulation indicating that the Company was not in compliance with Section 1003(a)(i) of the NYSE American LLC Company Guide (the “Company Guide”), which requires a company to maintain stockholders’ equity of $2,000,000 or more if it has reported losses from continuing operations or net losses in two of its three most recent fiscal years. As of March 31, 2026 and December 31, 2025, total stockholders’ equity (deficit) was $2,172,572 and $(15,182,173), respectively.

As required by the Company Guide, the Company submitted a detailed plan on May 29, 2025. The detailed plan advised NYSE Regulation of actions the Company has taken or will take to regain compliance with the continued listing standards by the compliance deadline of October 29, 2026. On July 22, 2025, the NYSE notified the Company that it had accepted the Company’s plan outlining definitive actions that the Company has taken or will take to regain compliance with NYSE’s continued listing standards (the “Compliance Plan”) and granted a plan period through October 29, 2026 (the “Plan Period”).

On May 12, 2026, the Company received a Notice of Noncompliance with NYSE American continued listing standards (the “2026 Notice”) indicating that the Company was not in compliance with Section 1003(a)(ii) of the Company Guide, which requires a company to maintain stockholders’ equity of $4.0 million or more if it has reported losses from continuing operations or net losses in three of its four most recent fiscal years. In connection with the 2026 Notice, the NYSE American is not requiring that a new compliance plan be provided by the Company and the Company will continue to operate in accordance with the Compliance Plan previously accepted by NYSE American. See Note 18 for additional information.

The NYSE will review the Company periodically for compliance with the Compliance Plan. If the Company is not in compliance with the continued listing standards by October 29, 2026, or if the Company does not make progress consistent with the Compliance Plan during the Plan Period, the NYSE American may initiate delisting proceedings as appropriate. However, the Company may appeal a staff delisting determination in accordance with the Company Guide.

The NYSE notice and NYSE’s acceptance of the Compliance Plan have no immediate effect on the listing or trading of the Company’s securities and the Company’s Common Stock will continue to trade on the NYSE American under the symbol “BURU” during the Plan Period with the designation of “.BC” to indicate that the Company is not in compliance with the NYSE American’s continued listing standards.

The Company believes that, upon consummation of certain of the transactions that it has recently announced, it will be able to regain compliance. However, such transactions are subject to regulatory approvals, stockholder approval, and other closing conditions and, as a result, may not be consummated. Even if consummated, such transactions may not achieve the anticipated results or benefits to the Company.

Inventory, Property and Equipment and Right-of-Use Asset Impairment

The Company leased approximately 27,900 square feet of office space in Centennial, Colorado under a noncancelable operating lease agreement. The original term of the lease was set to expire in December 2024, however, in November 2023, the Company elected to extend the lease through June 2025. As further described in Note 3, as of March 31, 2025, the Company was in default under its lease, and Centennial Tech Industrial Owner (the "Landlord") pursued available remedies in advance of the expiration of the lease term in June 2025. As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the three months ended March 31, 2025. See Note 3 for additional information.

Certain Significant Risks and Uncertainties

The Company’s future operating results are subject to various risks and uncertainties, including its ability to obtain additional financing, achieve full commercialization, execute its Transformation Plan and strategic transactions, comply with applicable regulatory requirements, manage indebtedness and liquidity, and respond to competitive, geopolitical, and economic conditions, which could cause actual results to differ materially from expectations.

NOTE 1. BACKGROUND AND ORGANIZATION

Nuburu, Inc. (“Nuburu” or the “Company”) was originally incorporated in Delaware on July 21, 2020 under the name Tailwind Acquisition Corp. (“Tailwind”) as a special purpose acquisition company, formed for the purpose of effecting an initial business combination with one or more target businesses. On September 9, 2020 (the “IPO Closing Date”), the Company consummated its initial public offering (the “IPO”). On January 31, 2023 (the "Closing Date"), the Company consummated a business combination with Nuburu Subsidiary, Inc. f/k/a Nuburu, Inc. (“Legacy Nuburu”), a privately held operating company which merged into the Company's subsidiary Compass Merger Sub, Inc. (the “Business Combination”) and changed its name to “Nuburu, Inc.,” and the Company became the owner, directly or indirectly, of all of the equity interests of Nuburu Subsidiary, Inc. and its subsidiaries.

On July 22, 2025, the Company filed a Certificate of Amendment to the Amended and Restated Certificate of Incorporation of the Company with the Delaware Secretary of State, increasing the number of shares of stock that the Company has the authority to issue to 950,000,000 shares, of which 900,000,000 shares are common stock, par value of $0.0001 per share, ("Common Stock") and 50,000,000 shares are Preferred Stock (as defined in Note 10).

In September 2025, the Company formed Nuburu Defense, LLC ("Nuburu Defense"), a new wholly-owned subsidiary incorporated in Delaware.

In October 2025, the Company made an investment, accounted for under the equity method, in Orbit S.r.l. (“Orbit”), as further described in Note 4, and in January 2026, the Company increased its ownership in Orbit to approximately 22% and obtained control, resulting in consolidation of Orbit’s operations beginning on that date. Additionally, in January 2026, the Company (i) completed its acquisition of 100% of Lyocon S.r.l. (“Lyocon”), which resulted in consolidation of Lyocon's operations beginning on that date and (ii) entered into strategic agreements with Tekne S.p.A (“Tekne”) through Nuburu Defense, including an initial equity investment of 2.9% and a convertible receivable supporting a broader defense collaboration. For additional information, see Note 17.

Throughout the notes to the consolidated financial statements, unless otherwise noted, the “Company,” “we,” “us” or “our” and similar terms refer to Legacy Nuburu prior to the consummation of the Business Combination, and Nuburu and its subsidiaries after the consummation of the Business Combination.

Going Concern and Liquidity

The Company has not yet achieved full commercialization and is expected to incur losses until it does.

From inception through December 31, 2025, the Company has incurred operating losses and negative cash flows from operating activities. For the years ended December 31, 2025 and 2024, the Company has incurred net losses of $79,071,276 and $34,515,754 (including significant non-cash expenses), respectively, and the Company has an accumulated deficit of $200,479,831 as of December 31, 2025. The Company expects to continue executing its comprehensive growth and diversification strategy, expanding into complementary domains such as defense-tech, security, and operational resilience solutions. The Company anticipates that it will incur net losses for the foreseeable future and, even if it increases its revenue, there is no guarantee that it will ever become profitable.

Until the Company can generate sufficient revenue, it plans to finance its business with the proceeds from the issuance and sale of debt or equity securities and borrowings under credit facilities, including sales pursuant to its SEPA with the SEPA Investor, each defined and further described in Note 12. The Company plans to rely on proceeds received from using the SEPA to the extent permitted under the terms of the February 2026 Offering and 2025 Offering, as defined and described in Notes 17 and 10, respectively. There is no assurance that management's plans to obtain additional debt or equity financing or credit facilities will be successfully implemented or implemented on terms favorable to the Company.

The Company has identified conditions that raise substantial doubt about its ability to continue as a going concern within 12 months from the issuance of these consolidated financial statements, including historical operating losses, negative cash flows from operations, significant debt service obligations, and reliance on external financing.

In January 2025, the Company adopted a new business plan focused on building a stable foundation for the future business, including addressing outstanding payables, entering into joint development agreements, and investing in controlling interests in strategic targets (the “Transformation Plan”). Management has implemented and continues to execute its Transformation Plan and has taken actions during 2025 and early 2026 to strengthen the Company’s financial position and liquidity profile. These actions include balance sheet improvements, enhanced access to the capital markets, and the establishment of a platform-based operating model through strategic investments and acquisitions.

Management's plans to address these conditions involve a combination of available liquidity resources and financing strategies, including existing cash, potential monetization of financial assets, and access to financing arrangements. Execution of these plans depends on various assumptions and external factors, including market conditions and the Company’s ability to access capital on acceptable terms.

The Company is also subject to execution risks related to the timing and realization of its strategic initiatives, as well as capital markets risks, including share price performance, trading volumes, and broader macroeconomic and geopolitical conditions, which may affect access to financing.

Notwithstanding these uncertainties, management believes that the actions taken to date represent a material improvement compared to prior periods and provide a credible path toward improved liquidity position and operating performance over time.

Management further believes that the successful execution of its Transformation Plan—particularly the acquisition of a controlling interest in Tekne, the full integration of Orbit, the acquisition of Lyocon and the expansion of the Company's laser business and the development and commercialization of capabilities with Maddox under the Maddox Agreement (as defined in Note 17)—would establish a scaled, integrated operating platform capable of generating sustainable revenues and improved liquidity, aligned with market demand.

Management believes that the actions described above could significantly reduce the conditions that raise substantial doubt of the Company’s ability to continue as a going concern. However, substantial doubt about the Company's ability to continue as a going concern remains.

NYSE Regulation Notice of Noncompliance

On April 29, 2025, the Company received a Notice of Noncompliance from NYSE Regulation indicating that the Company was not in compliance with Section 1003(a)(i) of the NYSE American LLC Company Guide (the “Company Guide”), which requires a company to maintain stockholders’ equity of $2,000,000 or more if it has reported losses from continuing operations or net losses in two of its three most recent fiscal years.

As required by the Company Guide, the Company submitted a detailed plan on May 29, 2025. The detailed plan advised NYSE Regulation of actions the Company has taken or will take to regain compliance with the continued listing standards by the compliance deadline of October 29, 2026. On July 22, 2025, the NYSE notified the Company that it had accepted the Company’s plan outlining definitive actions that the Company has taken or will take to regain compliance with NYSE’s continued listing standards (the “Compliance Plan”) and granted a plan period through October 29, 2026 (the “Plan Period”).

The NYSE will review the Company periodically for compliance with the Compliance Plan. If the Company is not in compliance with the continued listing standards by October 29, 2026, or if the Company does not make progress consistent with the Compliance Plan during the Plan Period, the NYSE American may initiate delisting proceedings as appropriate. However, the Company may appeal a staff delisting determination in accordance with the Company Guide.

The NYSE notice and NYSE’s acceptance of the Compliance Plan have no immediate effect on the listing or trading of the Company’s securities and the Company’s Common Stock will continue to trade on the NYSE American under the symbol “BURU” during the Plan Period with the designation of “.BC” to indicate that the Company is not in compliance with the NYSE American’s continued listing standards.

The Company believes that, upon consummation of certain of the transactions that it has recently announced, it will be able to regain compliance. However, such transactions are subject to regulatory approvals, stockholder approval, and other closing conditions and, as a result, may not be consummated. Even if consummated, such transactions may not achieve the anticipated results or benefits to the Company.

Inventory, Property and Equipment and Right-of-Use Asset Impairment

The Company leased approximately 27,900 square feet of office space in Centennial, Colorado under a noncancelable operating lease agreement. The original term of the lease was set to expire in December 2024, however, in November 2023, the Company elected to extend the lease through June 2025. As further described in Note 3, as of March 31, 2025, the Company was in default under its lease, and Centennial Tech Industrial Owner (the "Landlord") pursued available remedies in advance of the expiration of the lease term in June 2025. As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the year ended December 31, 2025. See Note 3 for additional information.

Certain Significant Risks and Uncertainties

The Company’s future operating results are subject to various risks and uncertainties, including its ability to obtain additional financing, achieve commercialization, execute its Transformation Plan and strategic transactions, comply with applicable regulatory requirements, manage indebtedness and liquidity, and respond to competitive, geopolitical, and economic conditions, which could cause actual results to differ materially from expectations.